STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TRADING PROFIT (LOSS), NET:
Realized, net		$ 42,430,090	$ 10,105,902	$ 50,940,784
Change in unrealized, net		5,581,558	5,483,549	(20,611,325)
Brokerage commissions		(808,963)	(909,013)	(1,114,645)
Total trading profit (loss), net		47,202,685	14,680,438	29,214,814
INVESTMENT INCOME (EXPENSE):
Interest, net		5,898,757	1,848,204	38,457
EXPENSES:
Management fee		11,866,466	18,609,590	20,409,088
Sponsor fee		9,280,154	13,562,259	14,477,352
Performance fee			8,312	11,590,474
Other		2,249,440	2,301,140	2,538,930
Total expenses		23,396,060	34,481,301	49,015,844
NET INVESTMENT INCOME (LOSS)		(17,497,303)	(32,633,097)	(48,977,387)
NET INCOME (LOSS)		29,705,382	(17,952,659)	(19,762,573)
Class A
EXPENSES:
NET INCOME (LOSS)	[1]	$ 11,761,792	$ (2,601,655)	$ (2,194,163)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		73,610,929	62,763,373	64,200,070
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.1598	$ (0.0415)	$ (0.0342)
Class C
EXPENSES:
NET INCOME (LOSS)	[2]	$ (931,349)	$ (13,430,976)	$ (13,657,552)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		161,094,707	259,365,801	274,014,057
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0058)	$ (0.0518)	$ (0.0498)
Class D
EXPENSES:
NET INCOME (LOSS)		$ 2,674,105	$ (653,034)	$ (172,303)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		31,310,575	34,079,256	36,241,373
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0854	$ (0.0192)	$ (0.0048)
Class I
EXPENSES:
NET INCOME (LOSS)		$ 2,034,011	$ (861,977)	$ (1,002,142)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		23,859,634	28,052,208	31,334,323
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0852	$ (0.0307)	$ (0.0320)
Class DS
EXPENSES:
NET INCOME (LOSS)	[3]			$ 407,900
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[4]			20,935,317
Net income (loss) per weighted average Unit (in dollars per unit)	[4]			$ 0.0195
Class DT
EXPENSES:
NET INCOME (LOSS)	[5]			$ 141,102
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[5]			5,183,562
Net income (loss) per weighted average Unit (in dollars per unit)	[5]			$ 0.0272
Class M
EXPENSES:
NET INCOME (LOSS)		$ 6,685,613	$ (1,015,725)	$ (719,338)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		98,750,611	103,381,104	99,317,754
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0677	$ (0.0098)	$ (0.0072)
Class F
EXPENSES:
NET INCOME (LOSS)		$ 3,599,691	$ 108,865	$ 348,087
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		46,520,691	46,520,691	46,520,691
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0774	$ 0.0023	$ 0.0075
Class F1
EXPENSES:
NET INCOME (LOSS)		$ 2,564,772	$ 77,566	$ 248,011
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		32,348,368	32,348,368	32,348,368
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0793	$ 0.0024	$ 0.0077
Class DI
EXPENSES:
NET INCOME (LOSS)	[6]	$ 1,316,747	$ 424,277	$ (3,162,175)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[7]	31,391,805	67,988,377	104,438,247
Net income (loss) per weighted average Unit (in dollars per unit)	[7]	$ 0.0419	$ 0.0062	$ (0.0303)

[1]	Subscription includes conversion in the amount of $218,797,150 which was converted from Class C in 2017.
[2]	Redemption includes conversion out in the amount of $218,797,150 which was converted to Class A in 2017.
[3]	Units fully redeemed as of April 30, 2015.
[4]	Units fully redeemed as of April 30, 2015. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class is for the period January 1, 2015 to April 30, 2015.)
[5]	Units fully redeemed as of December 31, 2015.
[6]	Units issued on February 1, 2015.
[7]	Units issued on February 1, 2015. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class is for the period February 1, 2015 to December 31, 2015.)